Restatement of Previously Issued Financial Statements (Details) - Schedule of statements of changes in stockholders’ equity - USD ($)	Dec. 31, 2020	Sep. 30, 2020	Jun. 30, 2020	May 08, 2020
As Previously Reported [Member]
Restatement of Previously Issued Financial Statements (Details) - Schedule of statements of changes in stockholders’ equity [Line Items]
Class A ordinary shares (in Shares)	158	144	132
Additional Paid in Capital	$ 7,942,547	$ 6,582,601	$ 5,352,792	$ 5,113,134
Accumulated Deficit	(2,943,447)	(1,583,490)	(353,668)	(114,123)
Total Shareholders' Equity	$ 5,000,008	$ 5,000,005	$ 5,000,006	5,000,004
Adjustments [Member]
Restatement of Previously Issued Financial Statements (Details) - Schedule of statements of changes in stockholders’ equity [Line Items]
Class A ordinary shares (in Shares)	569	451	230
Additional Paid in Capital	$ 33,607,078	$ 21,727,203	$ (292,578)	877,413
Accumulated Deficit	(33,607,647)	$ (21,727,647)	292,353	(877,647)
Total Shareholders' Equity			$ 1	(2)
As Restated [Member]
Restatement of Previously Issued Financial Statements (Details) - Schedule of statements of changes in stockholders’ equity [Line Items]
Class A ordinary shares (in Shares)	727	595	362
Additional Paid in Capital	$ 41,549,625	$ 28,309,804	$ 5,060,214	5,990,547
Accumulated Deficit	(36,551,094)	(23,311,137)	(61,315)	(991,770)
Total Shareholders' Equity	$ 5,000,008	$ 5,000,005	$ 5,000,007	$ 5,000,002